QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 06/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	96.52%

	AMBULATORY HEALTH CARE SERVICES	3.43%
12,500	U.S. Physical Therapy, Inc.		$427,375

	AMUSEMENT, GAMING & ENTERTAINMENT	1.51%
40,000	Lakes Entertainment, Inc.		188,400

	CHEMICAL MANUFACTURING	2.33%
150,000	Dyadic International, Inc.		268,500
7,142	Oculus Innovative Sciences, Inc.		22,069

			290,569

	COMPUTERS & ELECTRONIC MANUFACTURING	1.60%
40,000	EDAP TMS S.A. - ADR		199,200

	COMPUTER PROGRAMMING	6.61%
50,000	Computer Task Group, Inc.		823,000

	COMPUTER SYSTEMS DESIGN & SERVICES	11.57%
30,000	Datalink Corp.		300,000
21,000	NetScout Systems, Inc.		931,140
15,000	Qumu Corp.		209,850

			1,440,990

	FINANCIAL SERVICES	1.43%
20,000	Global Cash Access Holdings, Inc.		178,000

	FOOD MANUFACTURING
65,000	Inventure Foods, Inc.	5.88%	732,550

	HEALTH CARE MANUFACURING	17.57%
25,000	Atricure, Inc.		459,500
10,000	Cardiome Pharma Corp.		78,500
30,000	Cardiovascular Systems, Inc.		934,800
30,000	DepoMed, Inc.		417,000
22,500	Echo Therapeutics Inc.		50,850
30,000	LeMaitre Vascular, Inc.		248,100

			2,188,750

	HEALTH CARE SERVICES	3.28%
200,000	IMRIS, Inc.		226,000
55,000	NeoGenomics, Inc.		182,600

			408,600

	HEALTH CARE SUPPLIES	7.93%
60,000	Rockwell Medical, Inc.		719,400
100,000	Uroplasty, Inc.		268,000

			987,400

	MANAGEMENT CONSULTING	2.62%
100,000	Insignia Systems, Inc.		326,000

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	3.40%
20,000	The E.W. Scripps Co.		423,200

	OIL & GAS	4.79%
45,000	Synergy Resources Corp.		596,250

THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	PROFESSIONAL SERVICES	1.55%
60,000	Innodata Inc.		193,200

	RETAILERS	3.79%
75,000	Appliance Recycling Centers of America, Inc.		299,250
60,000	Summer Infant, Inc.		172,800

			472,050

	SEMICONDUCTOR DEVICES	3.12%
10,000	Applied Optolectronics, Inc.		232,000
50,000	MoSys, Inc.		157,000

			389,000

	SOFTWARE SERVICES	10.72%
15,000	ePlus, Inc.		873,000
50,000	GLU Mobile Inc.		250,000
25,000	InnerWorkings, Inc.		212,500

			1,335,500

	TRANSPORTATION LOGISTIC SERVICES	1.54%
10,000	Echo Global Logistics, Inc.		191,700

	WATER & SEWAGE SYSEMS	1.87%
10,000	Aegion Corp.		232,700

	TOTAL COMMON STOCKS	96.52%	12,024,434

	SHORT TERM INVESTMENT	3.48%
433,089	Fidelity Prime Fund #690 Money Market Fund 0.00%*		433,089

	TOTAL INVESTMENTS	100.00%	$12,457,523

*Effective 7 day yield as of June 30, 2014

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	12,024,434	-	-	$12,024,434
Short Term Investment	433,089	-	-	433,089

	$12,457,523	-	-	$12,457,523

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2014.

At June 30, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,385,125 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,841,045
Gross unrealized depreciation	(1,201,736)

Net unrealized appreciation	$4,639,309

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2014

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 22, 2014